Consolidated Statements of Financial Position - CAD ($)	Jun. 30, 2023	Jun. 30, 2022
Current Assets
Cash	$ 3,840,880	$ 23,792,408
Sales tax receivable	181,197	294,164
Prepaids and deposits	883,872	932,150
Due from related party	10,287	10,287
Total Current Assets	4,916,236	25,029,009
Exploration and evaluation assets	21,442,032	12,077,584
Right-of-use assets	60,720	0
Total Assets	26,418,988	37,106,593
Current Liabilities
Accounts payable and accrued liabilities	1,024,134	1,182,449
Due to related parties	86,616	110,274
Loan payable	0	201,157
Lease liabilities - current portion	29,921	0
Derivative liabilities	1,922,246	286,997
Other liabilities	820,612	0
Total Current Liabilities	3,883,529	1,780,877
Lease liabilities	31,107	0
Total Liabilities	3,914,636	1,780,877
Shareholders' Equity
Share capital	40,570,773	39,733,633
Reserve for restricted share units	86,638	0
Reserve for share-based payments	6,477,565	6,067,323
Reserve for warrants	65,099	70,295
Accumulated deficit	(24,695,723)	(10,545,535)
Total Shareholders' Equity	22,504,352	35,325,716
Total Liabilities and Shareholders' Equity	$ 26,418,988	$ 37,106,593